Shareholder Fees	Sep. 30, 2021
Prospectus #1 | Calvert Growth Allocation Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Growth Allocation Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #1 | Calvert Growth Allocation Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Growth Allocation Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Conservative Allocation Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Conservative Allocation Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #1 | Calvert Conservative Allocation Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Conservative Allocation Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Moderate Allocation Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Moderate Allocation Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #1 | Calvert Moderate Allocation Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | Calvert Moderate Allocation Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Balanced Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Balanced Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #2 | Calvert Balanced Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Balanced Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Equity Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Equity Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #2 | Calvert Equity Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | Calvert Equity Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #3 | Calvert Bond Fund | Class A
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #3 | Calvert Bond Fund | Class C
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	1.00%
Prospectus #3 | Calvert Bond Fund | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #3 | Calvert Bond Fund | Class R6
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none